Drinker Biddle & Reath, LLP

One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103
215-988-2700

December 31, 2002

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Trust for Credit Unions (“the Trust”)
Securities Act File No. 33-18781
Investment Company Act File No. 811-5407

Ladies and Gentlemen:

     On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s most recent Post-Effective Amendment Nos. 25 and 27 to its Registration Statement on Form N-1A pursuant to the 1933 Act and Investment Company Act of 1940, as amended, which was filed electronically with the Securities and Exchange Commission on December 23, 2002.

     If you have any questions concerning this filing, please contact the undersigned at 215-988-2855.

Sincerely,

/s/ Emilia P. Wang, Esq.

Emilia P. Wang, Esq.

cc: Jeffrey A. Dalke, Esq.